Stock Based Compensation -Schedule of Weighted-Average Assumptions (Details) - Performance Condition - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	23.25%	22.98%	25.45%
Risk-free interest rate	4.27%	4.39%	4.31%
Expected life (years)	3 years	3 years	3 years
Grant date fair value per share (dollars per share)	$ 118.29	$ 118.95	$ 168